INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
5.	INVENTORIES

Inventories as of December 31, 2012 and 2011 consist of the following:

	2012	2011

Raw materials	$7,865,191	$10,967,758
Work-in-process	3,491,181	3,007,200
Finished goods	11,406,173	10,488,184
	$22,762,545	$24,463,142

An impairment provision of $0.48 million has been made in 2012 owing to the decline in steel market price.